Shareholders' Equity (Summary Of The Company's Common And Preferred Stock) (Details) (USD $)	3 Months Ended				12 Months Ended
	Sep. 30, 2011	Mar. 31, 2011	Sep. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Shareholders' Equity [Abstract]
Common stock, shares authorized					60,000,000	60,000,000
Common stock, shares issued					35,981,950	34,864,068
Common stock, shares, outstanding					35,978,349	34,864,068
Cash dividend per share	$ 0.09	$ 0.09	$ 0.09	$ 0.09	$ 0.18	$ 0.18	$ 0.27
Preferred stock, shares authorized					20,000,000	20,000,000
Preferred stock, shares issued					50,000	50,000
Preferred stock, shares outstanding					50,000	50,000